Dec. 17, 2019
PIMCO Variable Insurance Trust
Supplement Dated December 17, 2019 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2019, each as supplemented from time to time (the "Prospectuses")
Disclosure Related to the PIMCO High Yield Portfolio (the "Portfolio")
This supplement supersedes and replaces the supplement filed for the Portfolio on November 8, 2019.
Effective April 30, 2020, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced by the following:
The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index.
PIMCO Variable Insurance Trust
Supplement Dated December 17, 2019 to the PIMCO High Yield Portfolio Administrative Class Prospectus, PIMCO High Yield Portfolio Institutional Class Prospectus, and PIMCO High Yield Portfolio Advisor Class Prospectus, each dated April 30, 2019, each as supplemented from time to time (the "Prospectuses")
Disclosure Related to the PIMCO High Yield Portfolio (the "Portfolio")
This supplement supersedes and replaces the supplement filed for the Portfolio on November 8, 2019.
Effective April 30, 2020, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced by the following:
The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index.